OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Current Assets

at December 31	2024	2023
(millions of Canadian $)

Fair value of derivative contracts (Note 28)	347	589
Current portion of net investment in leases (Note 10)	333	306
Contract assets (Note 6)	165	151
Cash provided as collateral	128	28
Regulatory assets (Note 13)	123	76
Prepaid expenses	86	87
Emissions credits	75	94
Other	82	88
	1,339	1,419